INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Taxes on Income
	Year ended December 31,
	2014	2015	2016

Domestic	$(62,067)	$(57,316)	$(60,249)
Foreign	8,553	8,747	16,460

Loss before taxes on income	$(53,514)	$(48,569)	$(43,789)

Schedule of Deferred Income Taxes

	Year ended December 31,
	2015	2016
Deferred tax assets:

Net operating loss carry-forwards	$24,982	$23,750
Capital losses carry-forwards	60	58
Research and development expenses	16,329	19,818
Tax credit carry-forwards	63	63
Other	1,993	3,016

Deferred tax assets before valuation allowance	43,427	46,705

Valuation allowance	(43,299)	(46,521)

Deferred tax asset, net (*)	$128	$184

Deferred tax liabilities:

Fixed assets	$158	$9
Technology	732	625

Deferred tax liabilities, net (*)	$890	$634

(*) As of December 31, 2016 net of $239 offset between Deferred tax assets and Deferred tax liabilities.

Schedule of Income Taxes

	Year ended December 31,
	2014	2015	2016

Current	$2,971	$2,872	$3,424
Deferred	81	(107)	(317)

	$3,052	$2,765	$3,107

	Year ended December 31,
	2014	2015	2016

Domestic	$772	$264	$49
Foreign	2,280	2,501	3,058

	$3,052	$2,765	$3,107

Reconciliation of Effective Tax Rate to Statutory Rate

	Year ended December 31,
	2014	2015	2016

Loss before taxes on income	$(53,514)	$(48,569)	$(43,789)

Statutory tax rate	26.5%	26.5%	25%

Theoretical income tax expense	(14,181)	(12,871)	(10,947)

Deferred taxes for which valuation allowance was provided, net	12,823	8,571	8,620
Non-deductible option expenses	3,693	4,969	5,224
Non-deductible expenses	233	532	815
Increase in uncertain tax positions	1,098	-
Tax adjustment in respect of different tax rate of foreign subsidiary	(781)	524	(1,015)
Utilization of loss	-	327
Other	167	713	410

Income tax expense	$3,052	$2,765	$3,107

Schedule of reconciliation of the opening and closing amounts of total unrecognized tax benefits
	Year ended December 31,
	2015	2016

Opening balance	$1,098	$1,098
Increases related to current year tax positions	-	-

Closing balance	$1,098	$1,098